Condensed Schedule Of Investments (U.S. Treasury Notes) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	2.81%	(0.06%)
Fair Value	$ 97,548,004	$ 137,878,486
U.S. Treasury notes, 1.375%, 02/15/2020 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 46,900,000
Fair Value as a % of Trust Capital		29.35%
Fair Value		$ 46,889,009
U.S. Treasury notes, 1.500%, 05/15/2020 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 41,010,000
Fair Value as a % of Trust Capital		25.65%
Fair Value		$ 40,998,786
U.S. Treasury notes, 1.500%, 08/15/2020 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 50,020,000
Fair Value as a % of Trust Capital		31.28%
Fair Value		$ 49,990,691
U.S. Treasury notes, 2.250%, 02/15/2021 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 48,010,000
Fair Value as a % of Trust Capital	42.15%
Fair Value	$ 48,131,900
U.S. Treasury notes, 2.625%, 05/15/2021 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 28,200,000
Fair Value as a % of Trust Capital	24.93%
Fair Value	$ 28,459,418
U.S. Treasury notes, 2.750%, 08/15/2021 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 20,620,000
Fair Value as a % of Trust Capital	18.36%
Fair Value	$ 20,956,686
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	85.44%	86.28%
Fair Value	$ 97,548,004	$ 137,878,486